Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2016
Financial Instruments [Abstract]
Carrying Value, Fair Value And Hierarchy Of Financial Instruments
		Fair Value Measure
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments of deferred compensation plans held in trust	$54,389	$54,389	$-	$-
Long-term debt and current portion of long-term debt	108,750	-	108,750	-

The following shows the carrying value, fair value and the hierarchy for our financial instruments as of December 31, 2015 (in thousands):

		Fair Value Measure
	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Investments of deferred compensation plans held in trust	$49,481	$49,481	$-	$-
Long-term debt	91,250	-	91,250	-